DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Derivative Liability (Textual)
Comprehensive loss	$ 102,121		$ 1,981,938	$ 4,129,793
Proceeds from short term notes and convertible notes	$ 296,250	$ 192,000	$ 859,453	$ 2,021,867